TRADE AND OTHER RECEIVABLES - Movement in the allowance for impairment in respect of trade and other receivables (Details) - Accumulated impairment - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	R (0.9)	R (2.2)
Credit loss allowance/impairments recognised included in operating costs	(4.7)	(2.0)
Credit loss allowance/impairments reversed included in operating costs	0.0	0.6
Credit loss allowance written off against related receivable	0.0	2.7
Financial assets at end of period	R (5.6)	R (0.9)